Stock and Incentive Plan - 2010 Plan - Options (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2010 Stock Option and Equity Incentive Plan
Additional disclosures
Stock based compensation expense	$ 21,000	$ 121,000	$ 329,000	$ 323,000	$ 255,000
Unrecognized compensation expense (in dollars)			230,000	1,670,000
Stock option | 2010 Stock Option and Equity Incentive Plan
Additional disclosures
Unrecognized compensation expense (in dollars)			230,000	1,520,000
Performance-based stock options | 2010 Stock Option and Equity Incentive Plan
Shares Underlying Options activity
Outstanding at beginning of period (in shares)		422,500	422,500	432,500
Granted during the period (in shares)		40,000	50,000	10,000
Outstanding at the end of period (in shares)		462,500		422,500	432,500
Activity in weighted exercise price
Outstanding at beginning of period (in dollars per share)		$ 10.02	$ 10.02	$ 10.00
Granted during the period (in dollars per share)		$ 10.85	$ 11.26	$ 10.85
Outstanding at the end of period (in dollars per share)		$ 10.09		$ 10.02	$ 10.00
Weighted average fair value of options granted during the period (in dollars per share)		$ 2.74	$ 2.03	$ 2.51
Weighted Average Contractual Term
Outstanding at beginning of period		8 years		8 years	8 years
Outstanding at the end of period		8 years		8 years	8 years
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	0	1,300,000		1,216,000
Aggregate intrinsic value of exercisable stock options (in dollars)	0	0	0	0
Requisite service period to recognize compensation cost				7 years
Stock based compensation expense				0
Unrecognized compensation expense (in dollars)	0		0	349,000
Nonperformance-based stock options
Shares Underlying Options activity
Granted during the period (in shares)	44,080
Outstanding at the end of period (in shares)	44,080
Activity in weighted exercise price
Granted during the period (in dollars per share)	$ 14.17
Outstanding at the end of period (in dollars per share)	$ 14.17
Weighted average fair value of options granted during the period (in dollars per share)	$ 5.46
Weighted Average Contractual Term
Options exercisable at end of period	9 years 9 months 4 days
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	0
Nonperformance-based stock options | 2010 Stock Option and Equity Incentive Plan
Shares Underlying Options activity
Outstanding at beginning of period (in shares)	352,500	327,500	327,500	332,500
Granted during the period (in shares)		20,000	30,000	10,000
Outstanding at the end of period (in shares)	352,500	347,500	352,500	327,500	332,500
Options exercisable at end of period (in shares)	245,000	179,800	189,000	115,500
Activity in weighted exercise price
Outstanding at beginning of period (in dollars per share)	$ 10.14	$ 10.03	$ 10.03	$ 10.00
Granted during the period (in dollars per share)		$ 10.85	$ 11.53	$ 10.85
Outstanding at the end of period (in dollars per share)	$ 10.14	$ 10.07	$ 10.14	$ 10.03	$ 10.00
Options exercisable at end of period (in dollars per share)	$ 10.05	$ 10.39	$ 10.05	$ 10.00
Weighted average fair value of options granted during the period (in dollars per share)		$ 2.62	$ 1.94	$ 2.51
Weighted Average Contractual Term
Outstanding at beginning of period	6 years 3 months 29 days	7 years 6 months 26 days	6 years 6 months 29 days	7 years 8 months 9 days	8 years 2 months 5 days
Outstanding at the end of period	6 years 3 months 29 days	7 years 6 months 26 days	6 years 6 months 29 days	7 years 8 months 9 days	8 years 2 months 5 days
Options exercisable at end of period	6 years 1 month 6 days	6 years 4 months 10 days	6 years 4 months 13 days	7 years 7 days
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	1,350,000	983,000	1,420,000	939,000
Aggregate intrinsic value of exercisable stock options (in dollars)	960,000	451,000	780,000	335,000
Requisite service period to recognize compensation cost	1 year 9 months 4 days		2 years 3 months 29 days
Unrecognized compensation expense (in dollars)	$ 186,000	$ 381,000	$ 230,000	$ 402,000